Loans - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Apr. 28, 2017
Frequent Issuer regime [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,000
Top of range [member] | Medium Term Notes [member]
Disclosure of detailed information about loans [line items]
Notes outstanding		$ 10,000